SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in subsidiaries
Customer associated costs	$ 529	$ 471	$ 386
Pakistan Mobile Communications Limited
Investments in subsidiaries
Customer associated costs	$ 11	$ 19